INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Goodwill [Roll Forward]
Goodwill, gross, beginning balance	$ 169,005	$ 168,965
Accumulated impairment losses, beginning balance	(10,822)	(10,822)
Goodwill, net, beginning balance	158,183	158,143
Adjustments to prior period acquisition		300
Foreign currency translation	50	(260)
Goodwill, gross, ending balance	169,055	169,005
Accumulated impairment losses, ending balance	(10,822)	(10,822)
Goodwill, net, ending balance	$ 158,233	$ 158,183